Risk Management and Report (Details) - Schedule of net loss, gross loss and recoveries due to operational risk events - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lost Gross [Member]
Risk Management and Report (Details) - Schedule of net loss, gross loss and recoveries due to operational risk events [Line Items]
Internal fraud	$ 77
External fraud	16,197	11,090
Work practices and safety in the business position	1,391	630
Customers, products and business practices	1,082	550
Damage to physical assets	527	556
Business interruption and system failures	175	209
Execution, delivery and process management	4,691	4,046
Total	24,140	17,081
Recoveries [Member]
Risk Management and Report (Details) - Schedule of net loss, gross loss and recoveries due to operational risk events [Line Items]
Internal fraud	(7)
External fraud	(5,806)	(3,805)
Work practices and safety in the business position	(3)
Customers, products and business practices		(1)
Damage to physical assets	(3)	(342)
Business interruption and system failures		(17)
Execution, delivery and process management	(425)	(75)
Total	(6,244)	(4,240)
Lost Net [Member]
Risk Management and Report (Details) - Schedule of net loss, gross loss and recoveries due to operational risk events [Line Items]
Internal fraud	70
External fraud	10,391	7,285
Work practices and safety in the business position	1,388	630
Customers, products and business practices	1,082	549
Damage to physical assets	524	214
Business interruption and system failures	175	192
Execution, delivery and process management	4,266	3,971
Total	$ 17,896	$ 12,841